Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table shows the total compensation for the past five fiscal years for our NEOs as set forth in the Summary Compensation Table, the “Compensation Actually Paid” (or “CAP”) to our CEO, and, on an average basis, our other NEOs, our TSR, the TSR of the S&P Life & Health Insurance index over the same period, our net income, and our principal financial measure for compensation purposes, Adjusted Return on Equity. CAP figures do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the NEOs’ compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the applicable proxy statement reporting pay for the fiscal years covered in the Pay Versus Performance table.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(7)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(9)		Value of Initial Fixed $100 Investment Based On:		Net Income*(5)	Adjusted Return on Equity(5)(6)(7)
						Total Shareholder Return	Peer Group Total Shareholder Return(4)
2025	$25,033,687	$38,988,251	$6,833,991	$9,579,272		$278.50	$201.00	$3,646	17.5%
2024	$19,268,254	$36,602,092	$4,853,760	$7,733,169	(8)	$255.62	$189.87	$5,443	17.7%
2023	$20,703,253	$40,403,440	$6,201,143	$8,477,924	(8)	$199.58	$157.83	$4,659	14.2%
2022	$15,776,291	$32,797,790	$5,168,408	$8,807,464		$170.03	$150.82	$4,418	13.9%
2021	$15,728,233	$27,847,653	$4,757,806	$7,213,661		$134.56	$136.68	$4,231	15.9%
*       in Millions
(1)The Principal Executive Officer (“PEO”) in fiscal years 2025, 2024, 2023, 2022, and 2021 is Daniel P. Amos.
(2)Performance-based restricted share grant date fair values are calculated using ASC 718 at target-level performance. The Company’s valuation assumptions are described in Note 12, “Share-Based Compensation,” in the Notes to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-K filed with the SEC for the year ended December 31, 2025. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest, as applicable.
(3)The NEOs included in the calculation of average NEO compensation in fiscal year 2025 and 2024 are Max K. Brodén, Bradley E. Dyslin, Virgil R. Miller, and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2023 are Max K. Brodén, Frederick J. Crawford, Bradley E. Dyslin and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2022, and 2021 are Max K. Brodén, Frederick J. Crawford, Eric M. Kirsch, and Audrey Boone Tillman.
(4)The peer group used for Total Shareholder Return is the S&P Life & Health Insurance index.
(5)Amounts for years 2021 and 2022 have been adjusted for the adoption of accounting guidance on January 1, 2023 related to accounting for long-duration insurance contracts.
(6)Adjusted Return on Equity (AROE) for 2024 and 2025 is defined as Adjusted return on equity excluding foreign currency impact [New]. See Appendix A to this Proxy Statement for definition of this non-GAAP financial measure and reconciliation to the most directly comparable GAAP measure.
(7)Adjusted Return on Equity (AROE) for years 2021 through 2023 is defined as Adjusted return on equity excluding foreign currency impact. See Appendix A to this Proxy Statement for definition of this non-GAAP financial measure and reconciliation to the most directly comparable GAAP measure.
(8)Amounts reported have been revised to reflect the correction of formulas used in prior years related to “change in value of stock awards granted in prior years” and “change in value of vested stock awards granted in prior years” in the table below.
(9)SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine the Compensation Actually Paid as reported in the Pay vs. Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and an adjustment for the aggregate value of service costs and prior service costs of pension benefits. No adjustment is made for dividends as dividends are factored into the fair market value of the award. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract change in actuarial present value of pension	Subtract grant date fair value of stock awards granted during the fiscal year	Add aggregate value of service costs and prior service costs of pension benefits	Add year-end value of stock awards granted during the fiscal year	Add change in value of stock awards granted in prior years	Add change in value of vested stock awards granted in prior years	Compensation Actually Paid
2025	CEO	$25,033,687	($3,871,933)	($11,340,782)	$0	$12,271,871	$12,155,960	$4,739,448	$38,988,251
	Other NEOs	$6,833,991	($96,100)	($2,818,741)	$0	$2,851,852	$1,866,641	$941,628	$9,579,272
2024	CEO	$19,268,254	$0	($10,399,871)	$0	$14,245,601	$15,203,206	($1,715,098)	$36,602,092
	Other NEOs	$4,853,760	$0	($1,913,960)	$0	$2,621,715	$2,350,010	($178,356)	$7,733,169
2023	CEO	$20,703,253	($2,720,265)	($10,270,666)	$0	$12,953,190	$19,993,385	($255,457)	$40,403,440
	Other NEOs	$6,201,143	($1,279,786)	($2,152,762)	$15,143	$2,675,078	$3,055,883	($36,775)	$8,477,924
2022	CEO	$15,776,291	$0	($9,495,081)	$0	$11,062,631	$14,073,792	$1,380,157	$32,797,790
	Other NEOs	$5,168,408	$0	($2,212,712)	$16,124	$2,578,010	$2,958,342	$299,293	$8,807,464
2021	CEO	$15,728,233	$0	($9,122,925)	$0	$11,817,648	$8,615,430	$809,267	$27,847,653
	Other NEOs	$4,757,806	($20,722)	($1,905,211)	$16,359	$2,418,346	$1,507,483	$439,600	$7,213,661

Company Selected Measure Name	Adjusted Return on Equity
Named Executive Officers, Footnote	The NEOs included in the calculation of average NEO compensation in fiscal year 2025 and 2024 are Max K. Brodén, Bradley E. Dyslin, Virgil R. Miller, and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2023 are Max K. Brodén, Frederick J. Crawford, Bradley E. Dyslin and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2022, and 2021 are Max K. Brodén, Frederick J. Crawford, Eric M. Kirsch, and Audrey Boone Tillman.	The NEOs included in the calculation of average NEO compensation in fiscal year 2025 and 2024 are Max K. Brodén, Bradley E. Dyslin, Virgil R. Miller, and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2023 are Max K. Brodén, Frederick J. Crawford, Bradley E. Dyslin and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2022, and 2021 are Max K. Brodén, Frederick J. Crawford, Eric M. Kirsch, and Audrey Boone Tillman.	The NEOs included in the calculation of average NEO compensation in fiscal year 2025 and 2024 are Max K. Brodén, Bradley E. Dyslin, Virgil R. Miller, and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2023 are Max K. Brodén, Frederick J. Crawford, Bradley E. Dyslin and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2022, and 2021 are Max K. Brodén, Frederick J. Crawford, Eric M. Kirsch, and Audrey Boone Tillman.	The NEOs included in the calculation of average NEO compensation in fiscal year 2025 and 2024 are Max K. Brodén, Bradley E. Dyslin, Virgil R. Miller, and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2023 are Max K. Brodén, Frederick J. Crawford, Bradley E. Dyslin and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2022, and 2021 are Max K. Brodén, Frederick J. Crawford, Eric M. Kirsch, and Audrey Boone Tillman.	The NEOs included in the calculation of average NEO compensation in fiscal year 2025 and 2024 are Max K. Brodén, Bradley E. Dyslin, Virgil R. Miller, and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2023 are Max K. Brodén, Frederick J. Crawford, Bradley E. Dyslin and Audrey Boone Tillman. NEOs included in the calculation for fiscal year 2022, and 2021 are Max K. Brodén, Frederick J. Crawford, Eric M. Kirsch, and Audrey Boone Tillman.
Peer Group Issuers, Footnote	The peer group used for Total Shareholder Return is the S&P Life & Health Insurance index.
PEO Total Compensation Amount	$ 25,033,687	$ 19,268,254	$ 20,703,253	$ 15,776,291	$ 15,728,233
PEO Actually Paid Compensation Amount	$ 38,988,251	36,602,092	40,403,440	32,797,790	27,847,653
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine the Compensation Actually Paid as reported in the Pay vs. Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and an adjustment for the aggregate value of service costs and prior service costs of pension benefits. No adjustment is made for dividends as dividends are factored into the fair market value of the award. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract change in actuarial present value of pension	Subtract grant date fair value of stock awards granted during the fiscal year	Add aggregate value of service costs and prior service costs of pension benefits	Add year-end value of stock awards granted during the fiscal year	Add change in value of stock awards granted in prior years	Add change in value of vested stock awards granted in prior years	Compensation Actually Paid
2025	CEO	$25,033,687	($3,871,933)	($11,340,782)	$0	$12,271,871	$12,155,960	$4,739,448	$38,988,251
	Other NEOs	$6,833,991	($96,100)	($2,818,741)	$0	$2,851,852	$1,866,641	$941,628	$9,579,272
2024	CEO	$19,268,254	$0	($10,399,871)	$0	$14,245,601	$15,203,206	($1,715,098)	$36,602,092
	Other NEOs	$4,853,760	$0	($1,913,960)	$0	$2,621,715	$2,350,010	($178,356)	$7,733,169
2023	CEO	$20,703,253	($2,720,265)	($10,270,666)	$0	$12,953,190	$19,993,385	($255,457)	$40,403,440
	Other NEOs	$6,201,143	($1,279,786)	($2,152,762)	$15,143	$2,675,078	$3,055,883	($36,775)	$8,477,924
2022	CEO	$15,776,291	$0	($9,495,081)	$0	$11,062,631	$14,073,792	$1,380,157	$32,797,790
	Other NEOs	$5,168,408	$0	($2,212,712)	$16,124	$2,578,010	$2,958,342	$299,293	$8,807,464
2021	CEO	$15,728,233	$0	($9,122,925)	$0	$11,817,648	$8,615,430	$809,267	$27,847,653
	Other NEOs	$4,757,806	($20,722)	($1,905,211)	$16,359	$2,418,346	$1,507,483	$439,600	$7,213,661

Non-PEO NEO Average Total Compensation Amount	$ 6,833,991	4,853,760	6,201,143	5,168,408	4,757,806
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,579,272	7,733,169	8,477,924	8,807,464	7,213,661
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine the Compensation Actually Paid as reported in the Pay vs. Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and an adjustment for the aggregate value of service costs and prior service costs of pension benefits. No adjustment is made for dividends as dividends are factored into the fair market value of the award. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract change in actuarial present value of pension	Subtract grant date fair value of stock awards granted during the fiscal year	Add aggregate value of service costs and prior service costs of pension benefits	Add year-end value of stock awards granted during the fiscal year	Add change in value of stock awards granted in prior years	Add change in value of vested stock awards granted in prior years	Compensation Actually Paid
2025	CEO	$25,033,687	($3,871,933)	($11,340,782)	$0	$12,271,871	$12,155,960	$4,739,448	$38,988,251
	Other NEOs	$6,833,991	($96,100)	($2,818,741)	$0	$2,851,852	$1,866,641	$941,628	$9,579,272
2024	CEO	$19,268,254	$0	($10,399,871)	$0	$14,245,601	$15,203,206	($1,715,098)	$36,602,092
	Other NEOs	$4,853,760	$0	($1,913,960)	$0	$2,621,715	$2,350,010	($178,356)	$7,733,169
2023	CEO	$20,703,253	($2,720,265)	($10,270,666)	$0	$12,953,190	$19,993,385	($255,457)	$40,403,440
	Other NEOs	$6,201,143	($1,279,786)	($2,152,762)	$15,143	$2,675,078	$3,055,883	($36,775)	$8,477,924
2022	CEO	$15,776,291	$0	($9,495,081)	$0	$11,062,631	$14,073,792	$1,380,157	$32,797,790
	Other NEOs	$5,168,408	$0	($2,212,712)	$16,124	$2,578,010	$2,958,342	$299,293	$8,807,464
2021	CEO	$15,728,233	$0	($9,122,925)	$0	$11,817,648	$8,615,430	$809,267	$27,847,653
	Other NEOs	$4,757,806	($20,722)	($1,905,211)	$16,359	$2,418,346	$1,507,483	$439,600	$7,213,661

Compensation Actually Paid vs. Total Shareholder Return

CAP VS. COMPANY AND PEER GROUP TSR

Compensation Actually Paid vs. Net Income

CAP VS. COMPANY NET INCOME

Compensation Actually Paid vs. Company Selected Measure

CAP VS. ADJUSTED RETURN ON EQUITY

Tabular List, Table

Seven Most Important Company Performance Measures for Determining NEO Compensation:
•Adjusted Return on Shareholders’ Equity	•U.S. Segment Net Earned Premium	•Japan Segment Net Earned Premium
•Adjusted Earnings per diluted Share (excluding foreign currency effect)	•Japan Segment New Annualized Premium Sales	•Net Investment Income - Aflac Global Investments
•U.S. Segment New Annualized Premium Sales

Total Shareholder Return Amount	$ 278.50	255.62	199.58	170.03	134.56
Peer Group Total Shareholder Return Amount	201.00	189.87	157.83	150.82	136.68
Net Income (Loss)	$ 3,646,000,000	$ 5,443,000,000	$ 4,659,000,000	$ 4,418,000,000	$ 4,231,000,000
Company Selected Measure Amount	0.175	0.177	0.142	0.139	0.159
PEO Name	Daniel P. Amos	Daniel P. Amos	Daniel P. Amos	Daniel P. Amos	Daniel P. Amos
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted Return on Shareholders’ Equity
Non-GAAP Measure Description	Adjusted Return on Equity (AROE) for 2024 and 2025 is defined as Adjusted return on equity excluding foreign currency impact [New]. See Appendix A to this Proxy Statement for definition of this non-GAAP financial measure and reconciliation to the most directly comparable GAAP measure.Adjusted Return on Equity (AROE) for years 2021 through 2023 is defined as Adjusted return on equity excluding foreign currency impact. See Appendix A to this Proxy Statement for definition of this non-GAAP financial measure and reconciliation to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted Earnings per diluted Share (excluding foreign currency effect)
Measure:: 3
Pay vs Performance Disclosure
Name	•U.S. Segment New Annualized Premium Sales
Measure:: 4
Pay vs Performance Disclosure
Name	•U.S. Segment Net Earned Premium
Measure:: 5
Pay vs Performance Disclosure
Name	•Japan Segment New Annualized Premium Sales
Measure:: 6
Pay vs Performance Disclosure
Name	•Japan Segment Net Earned Premium
Measure:: 7
Pay vs Performance Disclosure
Name	•Net Investment Income - Aflac Global Investments
PEO | Change In Actuarial Present Value Of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,871,933)	$ 0	$ (2,720,265)	$ 0	$ 0
PEO | Grant Date Fair Value Of Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,340,782)	(10,399,871)	(10,270,666)	(9,495,081)	(9,122,925)
PEO | Value Of Service Costs And Prior Service Costs Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Value Of Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,271,871	14,245,601	12,953,190	11,062,631	11,817,648
PEO | Change In Value Of Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,155,960	15,203,206	19,993,385	14,073,792	8,615,430
PEO | Change In Value Of Vested Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,739,448	(1,715,098)	(255,457)	1,380,157	809,267
Non-PEO NEO | Change In Actuarial Present Value Of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,100)	0	(1,279,786)	0	(20,722)
Non-PEO NEO | Grant Date Fair Value Of Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,818,741)	(1,913,960)	(2,152,762)	(2,212,712)	(1,905,211)
Non-PEO NEO | Value Of Service Costs And Prior Service Costs Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	15,143	16,124	16,359
Non-PEO NEO | Year-end Value Of Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,851,852	2,621,715	2,675,078	2,578,010	2,418,346
Non-PEO NEO | Change In Value Of Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,866,641	2,350,010	3,055,883	2,958,342	1,507,483
Non-PEO NEO | Change In Value Of Vested Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 941,628	$ (178,356)	$ (36,775)	$ 299,293	$ 439,600